CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 25,430	$ 82,807
Prepaid expenses	(0)	130,000
Total current assets	25,430	212,807
Fixed assets, net	(0)	9,134
Total assets	25,430	221,941
Current liabilities:
Accounts payable and accrued expenses	2,424,443	2,817,102
Shares to be issued	975,174	975,174
Accrued payroll-officers	221,850	212,250
Dividends payable	499,100	210,486
Notes payable	1,359,865	1,134,262
Deferred revenue	656,290	862,597
Convertible notes payable, net	470,714	470,714
Total current liabilities	6,607,435	6,682,586
Total liabilities	6,607,435	6,682,586
Commitments and Contingencies
Stockholders’ Deficit
Common stock, par value $0.0001, 4,000,000,000 shares authorized; 2,645,641,186 and 1,676,014,753 shares issued and outstanding, as of December 31, 2023, and December 31, 2022, respectively	264,563	167,601
Additional paid-in capital	31,386,902	30,179,731
Accumulated deficit	(38,233,792)	(36,808,403)
Total stockholders’ deficit	(6,582,006)	(6,460,646)
Total Liabilities and Stockholders’ Deficit	25,430	221,941
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	320	425
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value